Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

26. Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments or guarantees as of December 31, 2023.

26. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(a)Condensed balance sheets of So-Young International Inc.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(e)
Assets
Current assets:
Cash and cash equivalents	143,100	8,228	1,159
Amounts due from Group companies	1,671,880	1,647,534	232,050
Term deposits and short-term investments	208,938	283,308	39,903
Prepayment and other current assets	6,826	7,683	1,082
Total current assets	2,030,744	1,946,753	274,194
Non-current assets:
Investment in subsidiaries and VIE companies	531,693	565,304	79,622
Total non-current assets	531,693	565,304	79,622
Total assets	2,562,437	2,512,057	353,816

Liabilities
Amounts due to VIE companies	39,786	41,928	5,905
Amounts due to Group companies	23,722	24,856	3,501
Accrued expenses and other current liabilities	1,004	1,144	162
Total liabilities	64,512	67,928	9,568

Shareholders’ deficit
Treasury stock	(232,835)	(358,453)	(50,487)
Class A ordinary shares (US$0.0005 par value; 750,000,000 shares authorized as of December 31, 2022 and December 31, 2023; 73,065,987 and 68,843,320 shares issued and outstanding as of December 31, 2022; 73,688,044 and 63,422,436 shares issued and outstanding as of December 31, 2023, respectively)	236	238	34
Class B ordinary shares (US$0.0005 par value; 20,000,000 shares authorized as of December 31, 2022 and December 31, 2023; 12,000,000 shares issued and outstanding as of December 31, 2022 and December 31, 2023)	37	37	5
Additional paid-in capital	3,043,971	3,080,433	433,870
Statutory reserves	29,027	33,855	4,768
Accumulated deficit	(346,618)	(330,166)	(46,503)
Accumulated other comprehensive income	4,107	18,185	2,561
Total shareholders’ equity	2,497,925	2,444,129	344,248
Total liabilities and shareholders’ equity	2,562,437	2,512,057	353,816

26. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b)Condensed statements of comprehensive (loss)/income of So-Young International Inc.

	For the Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)

Operating expenses:
General and administrative expenses	(9,556)	(9,659)	(8,786)	(1,237)
Loss from operations	(9,556)	(9,659)	(8,786)	(1,237)
Share of (loss)/income of subsidiaries and VIEs	(1,412)	(55,104)	17,230	2,427
Income/(loss) from non-operations	2,597	(791)	12,836	1,808
Net (loss)/income	(8,371)	(65,554)	21,280	2,998

Net (loss)/income	(8,371)	(65,554)	21,280	2,998
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(31,399)	87,998	14,078	1,983
Total comprehensive (loss)/income	(39,770)	22,444	35,358	4,981

(c)Condensed statements of cash flows of So-Young International Inc.

	For the Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	12,117	(54,390)	(7,914)	(1,115)

Cash flows from investing activities:
Purchase of short-term investments and term deposits	(610,841)	(201,348)	(491,162)	(69,179)
Proceeds from maturities of short-term investments and term deposits	549,344	318,785	411,184	57,914
Loans to Group companies	(446,270)	(82,766)	(178,985)	(25,210)
Repayments from Group companies	764,712	41,383	237,747	33,486
Net cash provided by/(used in) investing activities	256,945	76,054	(21,216)	(2,989)

Cash flows from financing activities:
Net cash used in financing activities	(216,743)	(14,247)	(125,426)	(17,666)

Effect of exchange rate changes on cash and cash equivalents	(2,813)	79,877	19,684	2,774
Net increase/(decrease) in cash and cash equivalents	49,506	87,294	(134,872)	(18,996)
Cash and cash equivalents at beginning of year	6,300	55,806	143,100	20,155
Cash and cash equivalents at end of year	55,806	143,100	8,228	1,159